GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2014
GOODWILL AND OTHER INTANGIBLE ASSETS, NET
NOTE 6:-	GOODWILL AND OTHER INTANGIBLE ASSETS, NET

a.	Goodwill:

There were no changes to the carrying amount of goodwill in the two years period commencing January 1, 2013 through December 31, 2014.

b.	Other intangible assets, net:

Net other intangible assets consisted of the following:

	Useful life	December 31,
		2014	2013
Original amount:
Core technology	3 - 8	$1,929	$4,739
Trademarks and trade names	15 - 20	25,520	25,520
Customer relationships	2 - 6	2,097	3,108

		29,546	33,367

Accumulated amortization:
Core technology		753	3,323
Trademarks and trade names		12,934	11,358
Customer relationships		1,774	2,495

		15,461	17,176

Other intangible assets, net:
Core technology		1,176	1,416
Trademarks and trade names		12,586	14,162
Customer relationships		323	613

		$14,085	$16,191

The estimated future amortization expense of other intangible assets as of December 31, 2014 is as follows:

2015	$2,046
2016	1,911
2017	1,817
2018	1,817
2019	1,792
Thereafter	4,702

$14,085